RELATED PARTY BALANCES AND TRANSACTIONS (Tables)	12 Months Ended
Dec. 31, 2022
Related Party Transactions [Abstract]
Schedule of account receviables - related party

			December 31,	December 31,
Name of Related Party	Relationship -	Nature	2022	2021

Xiaodong Chen	CEO		2	—
Xiamen Jiuqiao Tech.	CEO holding company	Disposal consideration	$1,430,086	$—
Huaqiang Yang	Holds 15.5% of Fuzhou CSFC	transfer receivable	31,085	—
Total			$1,428,913	$—

Schedule of other payables - related party

			December 31,	December 31,
Name of Related Party	Relationship -	Nature	2022	2021

Xiaodong Chen	CEO	Lease and other payable	$21,107	$32,244
Huaqiang Yang	Holds 15.5% of Fuzhou CSFC	transfer payable	140,041	154,259
Bequtiful Jade Ltd	Shareholders’ investment company	Attorney fee	3,795	—
Total			$164,943	$186,503

Schedule of long term loans related party

			December 31,	December 31,
Name of Related Party	Relationship -	Nature	2022	2021

Xiaodong Chen	CEO	Borrowing	$914,771	$—
Total			$914,771	$—